UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-4871

GENERAL CALIFORNIA MUNICIPAL MONEY MARKET FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30

Date of reporting period:	08/31/05

FORM N-Q

Item 1. Schedule of Investments.

General California Municipal Money Market Fund
Statement of Investments

August 31, 2005 (Unaudited)

	Principal
Tax Exempt Investments--100.2%	Amount($)	Value($)

California--98.9%

ABAG Finance Authority for Non-Profit
Corporations:
MFHR (Paragon Apartments)
2.52%(LOC; Comerica Bank)	8,200,000 a	8,200,000
Revenue:
(AirforceVillageWestInc.)
2.47% (LOC; KBC Bank)	11,500,000 a	11,500,000
(PointLomaNazareneUniversity)
2.50% (LOC; Allied Irish Bank)	1,500,000 a	1,500,000
Alameda-Contra Costa Schools Financing
Authority, COP:
(Capital Improvement Financing Projects)
2.41% (LOC; Bank of Nova Scotia)	495,000 a	495,000
LR
2.46% (LOC; KBC Bank)	9,995,000 a	9,995,000
Alameda County Industrial Development
Authority, Industrial Revenue:
(Heat and Control Inc. Project)
2.40%(LOC; Comerica Bank)	4,040,000 a	4,040,000
(Lumber Inc.Project)
2.56%(LOC; Comerica Bank)	1,500,000 a	1,500,000
(Plastikon Industries Inc.Project)
2.67% (LOC; California State
Teachers Retirement)	3,220,000 a	3,220,000
(Spectrum Label Corp.)
2.67% (LOC; Bank of the West)	3,470,000 a	3,470,000
California:
CP:
2.65%,10/5/2005
(Liquidity Facility; Lloyds TSB Bank, Societe Generale,
National Australia Bank, Bank of Nova Scotia,
Royal Bank of Scotland, KBC Bank)	12,750,000	12,750,000
2.55%,10/12/2005
(Liquidity Facility; Lloyds TSB Bank, Societe Generale,
National Australia Bank, Bank of Nova Scotia,
Royal Bank of Scotland and KBC Bank)	22,000,000	22,000,000
2.58%,10/13/2005
(Liquidity Facility; Lloyds TSB Bank,Societe Generale,
National Australia Bank, Bank of Nova Scotia,
Royal Bank of Scotland and KBC Bank)	16,700,000	16,700,000
2.63%,11/10/2005
(Liquidity Facility; Lloyds TSB Bank,Societe Generale,
National Australia Bank, Bank of Nova Scotia,
Royal Bank of Scotland and KBC Bank)	20,050,000	20,050,000
GO Notes (Putters Program):
2.52%(Insured; FGIC and Liquidity
Facility;JP Morgan Chase Bank)	7,170,000 a	7,170,000
2.54%(Insured; AMBAC and Liquidity
Facility; JP Morgan Chase Bank)	3,500,000 a	3,500,000
Revenue 2.53%(Insured; XLCA
and LOC; Merrill Lynch)	8,120,000 a	8,120,000
California Communities Housing and Finance Agency,
LR, Pass-ThroughObligations
(Lease Purchase Program)
2.58%(LOC;FHLMC and Liquidity
Facility; Societe Generale)	11,900,000 a	11,900,000
California Economic Recovery, Revenue
GO Notes 4%,1/1/2006	4,000,000	4,017,314
California Educational Facilities Authority,
College and University Revenue, Refunding
(Art Center Design College)
2.50%(LOC; Allied Irish Bank)	4,150,000 a	4,150,000
California Health Facilities Financing Authority,
Revenue:
(Catholic Healthcare West)
2.48%(Insured; MBIA and
Liquidity Facility;JP Morgan Chase Bank)	400,000 a	400,000
(Southern California Presbyterian Homes)
2.35%(Insured; MBIA and
Liquidity Facility; Bank of America)	15,000,000 a	15,000,000
California Housing Finance Agency, Revenue:
2.38%(Insured: FSA and
Liquidity Facility; Dexia Credit Locale)	18,500,000 a	18,500,000
2.38%(Insured:FSA and
Liquidity Facility; Dexia Credit Locale)	8,250,000 a	8,250,000
2.38%(Insured: MBIA and Liquidity Facility:
California State Teachers Retirement and KBC Bank	14,075,000 a	14,075,000
2.38%(Liquidity Facility; Bank of America)	14,700,000 a	14,700,000
2.38%(Liquidity Facility; Dexia Credit Local)	9,000,000 a	9,000,000
California Infrastructure and Economic
Development Bank:
IDR:
(Alegacy Food Service Products)
2.54%(LOC; Comerica Bank)	6,700,000 a	6,700,000
(Chaparral Property Project)
2.55%(LOC; Comerica Bank)	1,765,000 a	1,765,000
(International Raisins Inc. Project)
2.60%(LOC;M&TBank)	3,750,000 a	3,750,000
(Lance Camper Manufacturing Corp.)
2.50%(LOC; Comerica Bank)	6,000,000 a	6,000,000
(Studio Moulding Project)
2.55%(LOC; Comerica Bank)	3,290,000 a	3,290,000
(Vandalay Holdings LLC)
2.55%(LOC; Comerica Bank)	2,107,050 a	2,107,050
Industrial Revenue
(Nature Kist Snacks Project)
2.52%(LOC; Wells Fargo Bank)	1,500,000 a	1,500,000
California Pollution Control Financing Authority:
PCR:
Refunding (Pacific Gas and Electric Corp.):
2.24%(LOC; Bank One)	29,050,000 a	29,050,000
2.24%(LOC; JP Morgan Chase Bank)	47,800,000 a	47,800,000
(Wadham Energy)
2.28% (LOC; Danske Bank)	13,445,000 a	13,445,000
SWDR:
(ALS Plastics Project)
2.53%(LOC; Wells Fargo Bank)	2,500,000 a	2,500,000
(Athens Services Project)
2.41% (LOC; Wells Fargo Bank)	3,800,000 a	3,800,000
(BLT Enterprises Project)
2.51% (LOC; Union Bank of California)	7,285,000 a	7,285,000
(Blue Line Transfer Inc.)
2.41% (LOC; Wells Fargo Bank)	3,700,000 a	3,700,000
(Burrtec Waste Industries Inc.)
2.41% (LOC; U.S. Bank NA)	7,670,000 a	7,670,000
(California Waste Solutions)
2.41% (LOC; California State
Teachers Retirement)	3,370,000 a	3,370,000
(Chicago Grade Landfill)
2.46%(LOC; Comerica Bank)	1,495,000 a	1,495,000
(CR&RInc.Project)
2.44%(LOC; Bank of the West)	3,895,000 a	3,895,000
(Evergreen Distributors)
2.35%(LOC; California State
Teachers Retirement)	1,805,000 a	1,805,000
(Greenwaste Recovery Project)
2.46%(LOC; Comerica Bank)	1,455,000 a	1,455,000
(Metropolitan Recycling Corp. Project):
2.46%(LOC; Comerica Bank)	3,300,000 a	3,300,000
2.46%(LOC; Comerica Bank)	1,765,000 a	1,765,000
(MottraCorp.Project)
2.41% (LOC; Wells Fargo Bank)	1,735,000 a	1,735,000
(Napa ecycling and Waste Services)
2.51% (LOC; Union Bank of California)	3,000,000 a	3,000,000
(New United Motor Manufacturing)
2.45%(LOC; California State
Teachers Retirement)	2,900,000 a	2,900,000
(Norcal Waste System Inc. Project):
2.41% (LOC; Bank of America)	23,120,000 a	23,120,000
2.46%(LOC; Comerica Bank)	6,525,000 a	6,525,000
(Placer County Eastern Sanitation)
2.41% (LOC; California State
Teachers Retirement)	2,800,000 a	2,800,000
(RattoGroupCo.Inc.Project)
2.41% (LOC; California State
Teachers Retirement)	4,100,000 a	4,100,000
(Sierra Pacific Industries Inc. Project)
2.40%(LOC; Wells Fargo Bank)	7,675,000 a	7,675,000
(Specialty Solid Waste Project)
2.46%(LOC; Comerica Bank)	2,080,000 a	2,080,000
California School Cash Reserve Program
Authority, Revenue
4%,7/6/2006	28,000,000	28,294,712
California State Economic Development Financing
Authority, IDR:
(Scientific Specialties Project)
2.35%(LOC; Bank of America)	1,425,000 a	1,425,000
(Vortech Engineering Inc. Project)
2.40%(LOC; U.S. Bank NA)	2,415,000 a	2,415,000

California State University:
College and University Revenue 4%, 11/1/2005
(Insured; AMBAC)	6,705,000	6,721,042
CP
2.45%, 9/9/2005 (LOC; State Street Bank and Trust
and JP Morgan Chase Bank)	20,000,000	20,000,000
California Statewide Communities Development
Authority:
CP2.60%,11/17/2005	7,500,000	7,500,000
MFHR:
(Beachview Villa Apartments)
2.30%,11/16/2005 (Insured; AIG)	5,805,000	5,801,005
(Horizonsat Indio)
2.85%, 12/15/2005 (GIC; Royal Bank of Canada)	6,500,000	6,500,000
Revenue,
COP
(Sutter Health) 2.47% (Insured; MBIA and
Liquidity Facility; JP Morgan Chase Bank)	29,375,000 a	29,375,000
IDR:
(American Modular System Project)
2.55%(LOC; Bank of the West)	3,800,000 a	3,800,000
(DelMesa Farms Project)
2.45%(LOC; Wells Fargo Bank)	6,000,000 a	6,000,000
MFHR:
(Arbor Ridge Apartments)
2.50%(Insured; FNMA and
Liquidity Facility; FNMA)	10,600,000 a	10,600,000
(Aqua Vista Apartments Project)
2.49%(Insured; FNMA and
Liquidity Facility; FNMA)	8,000,000 a	8,000,000
(City Towers Apartments)
2.60%(Liquidity Facility;
Merrill Lynch and LOC; Merrill Lynch)	9,020,000 a	9,020,000
(Grande Garden Apartments)
2.53%(Insured; FNMA and
Liquidity Facility; FNMA)	2,505,000 a	2,505,000
(IvyHillApartmentsProject)
2.49%(Insured; FNMA and
Liquidity Facility; FNMA)	11,337,000 a	11,337,000
(Lake Merritt Apartments)
2.62%(LOC; U.S. Bank NA)	3,700,000 a	3,700,000
(Oakmont of Alameda)
2.60%(LOC; Bank of the West)	12,680,000 a	12,680,000
(Oakmont Senior Living)
2.49%(Insured; FNMA and
Liquidity Facility; FNMA)	14,340,000 a	14,340,000
(Pittsburg Plaza Apartments)
2.45%(LOC; FHLB)	4,600,000 a	4,600,000
(Plaza Club Apartments)
2.47%(LOC; FNMA)	4,500,000 a	4,500,000
Refunding:
(Irvine Apartment Communities)
2.35%(LOC; Bank of America)	5,600,000 a	5,600,000
(Sunrise Fresno)
2.49%(Insured; FNMA and
Liquidity Facility; FNMA)	5,500,000 a	5,500,000
(Seminole Gardens)
2.60%(LOC; FHLB)	3,385,000 a	3,385,000
(Wyndover Apartments)
2.49%(Insured; FNMA and
Liquidity Facility; FNMA)	8,450,000 a	8,450,000
Revenue:
4%,6/30/2006	17,000,000	17,174,313
(KaiserPermanente)2.30%	20,800,000 a	20,800,000
Refunding (University Retirement
Community at Davis) 2.26% (Insured;
Radian Bank and Liquidity Facility;
Bank of America)	7,300,000 a	7,300,000
California Statewide Communities Development
Corporation, IDR:
(American River)
2.45%(LOC; California State
Teachers Retirement)	1,535,000 a	1,535,000
(Biocol Investments)
2.50%(LOC; Union Bank of California)	975,000 a	975,000
(Kennerly Project)
2.45%(LOC; Bank of the West)	1,530,000 a	1,530,000
(Flambeau Airmold Corp.)
2.45%(LOC; ABN-AMRO)	1,650,000 a	1,650,000
(Lesaint)
2.45%(LOC; PNC Bank)	1,420,000 a	1,420,000
(Pacific Bearings Co.)
2.50%(LOC; Union Bank of California)	450,000 a	450,000
(Packaging Innovation Project)
2.45%(LOC; Wells Fargo Bank)	1,885,000 a	1,885,000
(Rapelli Project)
2.45%(LOC; Comerica Bank)	2,500,000 a	2,500,000
(Setton Properties)
2.45%(LOC; Wells Fargo Bank)	545,000 a	545,000
Concord, MFHR
(Maplewood and Golden Glen)
2.50%(LOC; Citibank)	3,870,000 a	3,870,000
Contra Costa, MFHR
(Camara Circle Apartments)
2.50%(LOC; Citibank)	1,800,000 a	1,800,000
Dry Creek Joint Elementary School District
GO Notes, TRAN 3%, 9/28/2005	2,680,000	2,682,136
Emeryville Redevelopment Agency,
MFHR (Bay Street Apartments)
2.47%(LOC; Key Bank)	5,000,000 a	5,000,000
FHLMC Multi family Certificates,
Revenue 2.59%
(Liquidity Facility; FHLMC)	18,293,318 a	18,293,318
Golden State Tobacco Securitization Corporation,
Tobacco Settlement Revenue:
2.52%(Insured; Radian and Liquidity
Facility; Merrill Lynch)	20,400,000 a	20,400,000
2.54% (Liquidity Facility; Citibank)	8,000,000 a	8,000,000
2.57% (Liquidity Facility; Merrill Lynch)	25,345,000 a	25,345,000
Hayward, MFHR
(Timbers Apartments)
2.47%(Insured; FNMA and
Liquidity Facility; FNMA)	4,500,000 a	4,500,000
Huntington Park Public Financing Authority, LR
(Parking Project) 2.42% (LOC; Union
Bank of California)	3,805,000 a	3,805,000
LaQuinta Redevelopment Agency,
Tax Allocation Revenue, Refunding
(Redevelopment Project Area Number 1)
7.30%,9/1/2005(Insured; MBIA)	1,000,000	1,000,000
Long Beach, Harbor Revenue, Refunding
5.50%, 5/15/2006 (Insured; FGIC)	600,000	610,929
City of Los Angeles:
MFHR
(Watts/Athens Apartments)
2.49%(LOC; FHLB)	4,300,000 a	4,300,000
Wastewater System Revenue,Refunding:
2.15%,12/15/2005(Insured; FGIC
and Liquidity Facility; FGIC)	26,000,000	25,975,930
2.15%,12/15/2005(Insured; FGIC
and Liquidity Facility; FGIC)	30,000,000	29,972,227
Los Angeles Community Redevelopment
Agency:
COP (Broadway Spring Center Project)
2.38%(LOC; Commerica Bank)	7,100,000 a	7,100,000
MFHR:
(Academy Village Apartments)
2.50%(Insured; FNMA and Liquidity
Facility; FNMA)	9,000,000 a	9,000,000
(Views at 270)
2.52%(LOC; Citibank)	1,000,000 a	1,000,000
Los Angeles Convention and Exhibition Center
Authority,LR
2.35%(Insurance; AMBAC and Liquidity
Facility; Dexia Credit Local)	36,500,000 a	36,500,000
Los Angeles County, Revenue, TRAN
4%,6/30/2006	27,685,000	27,961,469
Los Angeles Harbor Department,
Harbor Department Revenue
2.44%(Insured; MBIA)	16,620,000 a	16,620,000
Los Angeles Industrial Development Authority,
Empowerment Zone Facility Revenue
(AAA Packing and Shipping Project) 2.50%
(LOC; California State Teachers Retirement)	3,000,000 a	3,000,000
Los Angeles Unified School District,
GO Notes 2.47%(Insured; FSA and
Liquidity Facility; JP Morgan Chase Bank)	10,387,000 a	10,387,000
Marysville Joint Unified School District,
GO Notes, TRAN 3%,10/5/2005	3,850,000	3,853,226
Maywood Public Financing Authority, Revenue
(Maywood Redevelopment Agency)
2.50% (LOC; California State Teachers
Retirement)	8,815,000 a	8,815,000
Milpitas, MFHR
(Crossing at Montague)
2.49%(Insured; FNMA and Liquidity
Facility; FNMA)	4,500,000 a	4,500,000
Modesto, Health Facility Revenue
2.47%(Insured; MBIA and Liquidity
Facility; JP Morgan Chase Bank)	5,085,000 a	5,085,000
Oakland Joint Powers Financing Authority, LR
Refunding (Oakland Convention Centers)
5%, 10/1/2005 (Insured; AMBAC)	1,000,000	1,002,534
Oxnard Industrial Development Authority,
IDR (Western Saw Manufacturers)
2.35%(LOC; U.S. Bank NA)	2,340,000 a	2,340,000
Riverside County Industrial Development
Authority, IDR
(California Mold Inc.Project)
2.60%(LOC; Bank of the West)	2,825,000 a	2,825,000
Rocklin Unified School District,
GO Notes,TRAN 3%,9/28/2005	2,255,000	2,256,797
Roseville Joint Union High School District,
GO Notes,TRAN 3%, 9/28/2005	4,290,000	4,293,419
Sacramento County,Revenue, TRAN
4%, 7/10/2006	2,790,000	2,818,740
Sacramento Housing Authority,
MFHR:
2.60 (Liquidity Facility; Merrill Lynch)	7,005,000 a	7,005,000
(Loftsat Natomas Apartments)
2.49%(Insured; FNMA and Liquidity
Facility; FNMA)	6,000,000 a	6,000,000
Refunding (Chesapeake Commons)
2.47%(Insured; FNMA and Liquidity
Facility; FNMA)	4,500,000 a	4,500,000
San Bernardino County Industrial Development
Authority, IDR (W&HVoortman)
2.45%(LOC; California State
Teachers Retirement)	2,040,000 a	2,040,000
San Bernardino Redevelopment Agency,
MFHR (Silver Woods Apartments Project)
2.49%(Insured;FNMA)	7,000,000 a	7,000,000
San Diego Area Housing andFinance Agency, LR
2.58% (Liquidity Facility; Societe Generale)	12,700,000 a	12,700,000
San Francisco City and County, MFHR,
Refunding (Post Street Towers)
2.31%(Insured; FHLMC and Liquidity
Facility; FHLMC)	14,700,000 a	14,700,000
San Francisco City and County
RedevelopmentAgency,MFHR
(Orlando Cepeda Place)
2.52%(LOC; Citibank)	4,890,000 a	4,890,000
San Jose, MFHR:
(Almaden Lake Village Apartments)
2.47%(Insured; FNMA and Liquidity
Facility; FNMA)	4,100,000 a	4,100,000
(Cinnabar Commons)
2.50%(LOC; Bank of America)	10,400,000 a	10,400,000
(Evans Lane Apartments)
2.34%(LOC; Bank of America)	4,900,000 a	4,900,000
(Siena)2.49%(Insured; FHLMC)	12,100,000 a	12,100,000
San Juan Unified School District,
GO Notes, TRAN 3%, 11/18/2005	9,000,000	9,017,508
Santa Clara County Housing Authority,
MFHR, Refunding
(Willows Apartments)
2.45%(LOC; Union Bank of California)	4,284,000 a	4,284,000
Selma Public Financing Authority, LR, Refunding
(Street Improvement and
Redevelopment Project)
2.52%(LOC; Allied Irish Bank)	6,650,000 a	6,650,000
Southern California Public Power Authority,
Power Project Revenue, RRR
2.51% (Insured; FSA and Liquidity Facility;
Citibank)	6,250,000 a	6,250,000
Sweetwater Union High School District, Public
Financing Authority,Special Tax Revenue
3%,9/1/2005(Insured;FSA)	1,595,000	1,595,000
Tracy Operating Partnership Joint Powers
Authority, Special Assessment Revenue,
Refunding 2%, 9/2/2005 (Insured; AMBAC)	440,000	439,999
Triunfo County Sanitation District, Sanitation
District Revenue, Refunding
2.44%(LOC; BNP Paribas)	1,500,000 a	1,500,000
University of California, CP
2.60%11/10/2005	3,000,000	3,000,000
Vallejo:
COP(2001 Golf Course Facilities
Financing)2.44%(LOC; California State
Teachers Retirement)	3,655,000 a	3,655,000
Water Revenue
2.46%(LOC; KBC; Bank)	4,500,000 a	4,500,000
Victorville Joint Powers Finance Authority,
LR(Cogeneration Facility Project)
2.38%(LOC; Fortis Bank)	7,000,000 a	7,000,000
Whittier College and University Revenue
Refunding (Whittier College)2.54%
(Insured; Radian Bank and Liquidity Facility;
The Bank of New York)	16,950,000 a	16,950,000

U.S.Related--1.3%

Puerto Rico Electric Power Authority,
Power Revenue
2.51% (Insured; FSA and Liquidity Facility;
JP Morgan Chase Bank)	3,495,000 a	3,495,000
Puerto Rico Housing Finance Corporation,
Home Mortgage Revenue (Putters Program)
2.54%(Liquidity Program; JP Morgan Chase Bank)	6,245,000 a	6,245,000
Puerto Rico Public Finance Corporation
Revenue(Putters Program)
2.51% (Insured; AMBAC and Liquidity Facility;
JP Morgan Chase Bank)	5,610,000 a	5,610,000

Total Investments (cost $1,200,750,656)	100.2%	1,200,836,668

Liabilities, Less Cash and Receivables	(.2%)	(2,398,949)

Net Assets	100.0%	1,198,437,719

Summary of Abbreviations

ACA	American Capital Access
AGIC	Asset Guaranty Insurance Company
AMBAC AmericanMunicipalBondAssuranceCorporation
ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance
BPA	BondPurchaseAgreement
CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company
CIFG	CDCI xis Financial Guaranty
CMAC	CapitalMarket Assurance Corporation
COP	Certificate of Participation
CP	CommercialPaper
EDR	Economic Development Revenue
EIR	Environment Improvement Revenue
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GAN	GrantAnticipationNotes
GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association
GO	GeneralObligation
HR	Hospital Revenue
IDB	Industrial Development Board
IDC	Industrial Development Corporation
IDR	Industrial Development Revenue
LOC	Letter of Credit
LOR	Limitied Obligation Revenue
LR	Lease Revenue
MBIA	Municipal Bond Investors Assurance Insurance Corporation
MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue
RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue
SONYMA State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Summary of Combined Ratings(Unaudited)

Fitch	or Moody's	or Standard&Poor's Value(%)*

F1+,F1	VMIG1,MIG1,P1	SP1+,SP1, A1+, A1	98.4
AAA,AA,Ab	Aaa,Aa,Ab	AAA,AA,Ab	1.6
			100.0

*Based on Total Investments.
a Securities payable on demand. Variable interest rate-subject to periodic change.
b Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semiannual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GENERAL CALIFORNIA MUNICIPAL MONEY MARKET FUND

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	October 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	October 25, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	October 25, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)